Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 776	$ 870	$ 1,325
Accumulated non-controlling interests of the subsidiary	8,527	8,552
Summarised financial information:
– total assets	2,957,939	2,984,164	2,715,152
– total liabilities	2,751,162	2,779,169
– profit for the year	14,693	6,099	8,708
– total comprehensive income for the year	$ 9,726	$ 14,508	$ 9,725
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Profit attributable to non-controlling interests	$ 708	$ 843
Accumulated non-controlling interests of the subsidiary	7,597	7,604
Dividends paid to non-controlling interests	568	625
Summarised financial information:
– total assets	230,866	224,483
– total liabilities	209,315	202,907
– net operating income before changes in expected credit losses and other credit impairment charges	4,280	4,568
– profit for the year	1,872	2,230
– total comprehensive income for the year	$ 1,686	$ 2,535